Premises and Equipment & Developed Software	3 Months Ended
Mar. 31, 2021
Property, Plant and Equipment [Abstract]
PREMISES AND EQUIPMENT & DEVELOPED SOFTWARE

NOTE 4 — PREMISES AND EQUIPMENT & DEVELOPED SOFTWARE

Premises and Equipment

The components of premises and equipment were as follows:

(amounts in thousands)	Expected Useful Life	March 31, 2021	December 31, 2020
Leasehold improvements	5 years	$28	$28
Furniture, fixtures and equipment	10 years	243	243
IT equipment	3 to 5 years	1,675	1,675
		1,946	1,946
Accumulated amortization		(1,601)	(1,545)
Total		$345	$401

BMT recorded depreciation expense of less than $0.1 million for the three months ended March 31, 2021 and March 31, 2020, which is recorded in “Occupancy” on the unaudited consolidated statements of income (loss).

Developed Software

The components of developed software were as follows:

(amounts in thousands)	Expected Useful Life	March 31, 2021	December 31, 2020
Higher One Disbursement business developed software	10 years	$27,400	$27,400
Internally developed software	3 to 5 years	40,105	40,104
Work-in-process		1,736	1,620
		69,241	69,124
Accumulated amortization		(32,289)	(29,467)
Total		$36,952	$39,657

BMT recorded amortization expense of $2.8 million for both the three months ended March 31, 2021 and 2020, which is reported in Technology, communication and processing on the unaudited consolidated statement of income (loss).